UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012
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Check here if Amendment [ ]; Amendment Number:
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This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     The Carlyle Group L.P.
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Address:  1001 Pennsylvania Avenue, NW
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          Suite 220 S.
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          Washington, DC  20004-2505
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Form 13F File Number:  28-  15025
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel A. D'Aniello
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Title:    Managing Director
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney
-in-Fact for Daniel A. D'Aniello*     Washington, DC      February 14, 2013
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          Signature                    City, State              Date

*Signed pursuant to a Power Of Attorney dated May 7, 2012, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by The Carlyle Group L.P.

** The Carlyle Group L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated row, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion, and related entities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
   Form 13F File Number     Name

   28-
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               2
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Form 13F Information Table Entry Total:          31
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Form 13F Information Table Value Total:          $12,075,844
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                                                        (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

     1     28- 12429                  Carlyle Investment Management L.L.C.
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     2     28- 15024                  CIM Global, L.L.C.
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Explanatory Note:


The Carlyle Group L.P. is managed by its general partner, Carlyle Group Management L.L.C., which is in turn wholly-owned and controlled by Carlyle's senior professionals.

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

                                                       FORM 13-F INFORMATION TABLE


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   COLUMN 1                   COLUMN 2          COLUMN 3 COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7     COLUMN 8
                              TITLE OF                    VALUE       SHRS OR   SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS            CUSIP   (x$1000)     PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE   SHARED    NONE
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
Allison Transmission Hldgs I  Com              01973R101 $1,538,621  75,348,750 SH  --  Shared-Defined    1          75,348,750

Atlas Resource Partners LP    Com Unt Ltd Pr   04941A101   $170,234   7,576,047 SH  --  Shared-Defined    1           7,576,047

BankUnited  Inc               Com              06652K103   $335,344  13,721,131 SH  --  Shared-Defined    1          13,721,131

Booz Allen Hamilton Hldg Cor  Cl A             099502106 $1,277,990  91,809,598 SH  --  Shared-Defined    1          91,809,598

Boston Private Finl Hldgs In  Com              101119105    $69,882   7,756,022 SH  --  Shared-Defined    1           7,756,022

Central Pac Finl Corp         Com              154760409   $147,530   9,463,095 SH  --  Shared-Defined    1           9,463,095

China Recycling Energy Corp   Com              168913101    $12,366  12,465,938 SH  --  Shared-Defined   1, 2        12,465,938

Cobalt Intl Energy Inc        Com              19075F106 $1,546,193  62,955,756 SH  --  Shared-Defined    1          62,955,756

Concord Med Svcs Hldgs Ltd    Sponsored ADR    206277105    $36,031   8,724,233 SH  --  Shared-Defined   1, 2         8,724,233

Enduro Rty Tr                 Tr Unit          29269K100   $332,046  19,800,000 SH  --  Shared-Defined    1          19,800,000

F N B United Corp             Com              302519202    $57,192   4,930,313 SH  --  Shared-Defined    1           4,930,313

Fairpoint Communications Inc  Com              305560302       $272      34,202 SH  --  Shared-Defined    1              34,202

Freescale Semiconductor Hldg  SHS Old          G3727Q101 $2,159,467 196,136,895 SH  --  Shared-Other**   1, 2       196,136,895

Genesee & Wyo Inc             Cl A             371559105   $455,280   5,984,232 SH  --  Shared-Defined    1           5,984,232

Hampton Roads Bankshares Inc  Com              409321502    $50,454  42,398,583 SH  --  Shared-Defined    1          42,398,583

Hertz Global Holdings Inc     Com              42805T105    $65,964   4,054,340 SH  --  Shared-Defined   1, 2         4,054,340

Hertz Global Holdings Inc     Com              42805T105   $541,187  33,262,889 SH  --  Shared-Defined    1          33,262,889

Lear Corp                     Com              521865204    $15,814     337,618 SH  --  Shared-Defined    1             337,618

Magnachip Semiconductor Corp  Com              55933J203     $6,412     402,761 SH  --  Shared-Defined    1             402,761

Nielsen Holdings N V          Com              N63218106   $260,356   8,511,137 SH  --  Shared-Defined   1, 2         8,511,137

Nielsen Holdings N V          Com              N63218106 $1,186,064  38,772,943 SH  --  Shared-Defined    1          38,772,943

Niska Gas Storage Partners L  Unit Ltd Liabi   654678101   $185,215  16,992,245 SH  --  Shared-Defined    1          16,992,245

RTI Intl Metals Inc           Com              74973W107    $55,991   2,031,615 SH  --  Shared-Defined    1           2,031,615

Sandridge Energy Inc          Com              80007P307   $326,205  51,370,888 SH  --  Shared-Defined    1          51,370,888

SS&C Technologies Hldgs Inc   Com              78467J100   $495,738  21,469,799 SH  --  Shared-Defined    1          21,469,799

Superior Energy Svcs Inc      Com              868157108    $18,957     914,934 SH  --  Shared-Defined    1             914,934

Weatherford International Lt  Reg Shs          H27013103    $11,190   1,000,000 SH  --  Shared-Defined    1           1,000,000

Wesco Aircraft Hldgs Inc      Com              950814103   $706,473  53,480,184 SH  --  Shared-Defined    1          53,480,184

Willbros Group Inc            Com              969203108     $5,361   1,000,141 SH  --  Shared-Defined    1           1,000,141

YRC Worldwide Inc             Note 10.000% 3/3 984249AB8     $3,560  11,866,445 SH  --  Shared-Defined    1          11,866,445

YRC Worldwide Inc             Com Par $.01     984249607     $2,455     363,642 SH  --  Shared-Defined    1             363,642

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                                LIST OF EXHIBITS


EXHIBIT NO.     DESCRIPTION
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     99         Power of Attorney


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